LEASES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 26, 2021	Mar. 25, 2021	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Leases
Lease expiration date			Nov. 30, 2025	Nov. 30, 2025
Security deposit			$ 182,000	$ 182,000
Lease termination	$ 1,000,000
Net payment for termination fee	818,000
Operating lease, Right of use asset	4,500,000	$ 43,000	33,000	40,000	$ 4,839,000
Operating lease liability	5,600,000	$ 43,000	$ 34,000	$ 40,000	$ 6,017,000
Net gain on leases	100,000
Rent paid	$ 29,000
Lease expiration date		Mar. 25, 2022
Lessee finance lease renewal term date		Mar. 25, 2023